Interest Income and Interest Expense (Tables)	6 Months Ended
Jun. 30, 2023
Schedule of Interest Income and Interest Expense

The following table provides additional information about the Company’s interest income, interest expense and other financing costs, net for the six months ended June 30, 2023, and 2022:

	2023	2022
	(Unaudited)	(Unaudited)
Interest income	$21,652	$39
Interest expense on lease liabilities	(4,987)	(1,435)
Interest expense on factoring arrangement	(133,099)	(117,834)
Total	$(116,434)	$(119,230)